Receivables, Loans, Notes Receivable, and Others	3 Months Ended
Jun. 30, 2011
Receivables, Loans, Notes Receivable, and Others
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

4.         RECEIVABLES

Receivables consist of the following:

	June 30, 2011	December 31, 2010
Calmare® Sales Receivable	$ 113,251	$ -
Other Receivable	6,881	7,048
Royalties, net of allowance of $101,154 at June 30, 2011 and December 31, 2010	7,645	17,954
Total receivables	$ 127,777	$ 25,002